Fair Value Measurements (Other Real Estate Owned) (Details) (USD $)	6 Months Ended
Jun. 30, 2012
Other Real Estate Owned [Line Items]
Beginning balance	$ 4,004,609
Transferred in	191,921
Investments in improvements	15,525
Write down in value	(281,000)
Sales/deposits on sales	(440,325)
Total end of period	3,490,730
Acquired [Member]
Other Real Estate Owned [Line Items]
Beginning balance	2,132,777
Transferred in	191,921
Investments in improvements	15,525
Write down in value	(61,000)
Sales/deposits on sales	(439,721)
Total end of period	1,839,502
Legacy [Member]
Other Real Estate Owned [Line Items]
Beginning balance	1,871,832
Write down in value	(220,000)
Sales/deposits on sales	(604)
Total end of period	$ 1,651,228